IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

July 18, 2014

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
File Nos. 811-06569 and 033-45961/CIK #883622

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 97 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 97 to the Registration Statement under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 to register one (1) new series, Ivy Mid Cap Income Opportunities Fund, of the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary